Motley Fool Great America Fund (Prospectus Summary) | Motley Fool Great America Fund
MOTLEY FOOL GREAT AMERICA FUND (THE "GREAT AMERICA FUND")
Investment Objective
The investment objective of the Great America Fund is to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund.
Shareholder Fees (Fees Paid Directly From Your Investment):
Shareholder Fees (USD $)	Motley Fool Great America Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	2.00%
Exchange Fee	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Motley Fool Great America Fund
Management Fees (including any performance-based adjustment, as discussed in "MANAGEMENT OF THE FUND-Advisory Fees")		0.95%
Distribution (12b-1) Fees		none
Other Expenses		1.21%
Total Annual Fund Operating Expenses		2.16%
Less: Contractual Expense Limitation	[1]	0.81%
Total Annual Operating Expenses After Expense Limitation		1.35%
[1]	The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund's expenses through the end of February 2013, or such later date as may be determined by the Great America Fund and the Adviser, to the extent necessary to limit the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.40% annually of the Great America Fund's average daily net assets. If the excluded expenses are incurred, the Great America Fund's operating expenses will be higher than 0.40% annually. The Adviser may recover from the Great America Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Great America Fund's operating expenses (excluding the advisory fee, brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.40% annually of the Great America Fund's average daily net assets. The expense limitation agreement will terminate automatically if the Adviser, or an affiliate of the Adviser, is no longer serving as investment adviser to the Great America Fund.

Example
This Example is intended to help you compare the cost of investing in the Great
America Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Great America Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Motley Fool Great America Fund	137	598	1,085	2,429

Portfolio Turnover
The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund's performance. During the most recent fiscal year, the Great America Fund's portfolio turnover rate was 18%.
Principal Investment Strategies
The Great America Fund pursues its investment objective by investing primarily in common stocks of companies organized in the United States that are engaged in a broad range of industries.  Under normal market conditions, the Great America
Fund invests at least 80% of its net assets in securities issued by United
States companies. The Great America Fund employs a value-based investment strategy and seeks long-term growth of capital by acquiring securities of companies at prices the Great America Fund's investment adviser, Motley Fool
Asset Management, LLC (the "Adviser"), believes to be significantly below their intrinsic value.  Although the Great America Fund may invest in companies with any market capitalization, given the Great America Fund's value-based strategy, the Adviser expects that investments in the securities of United States companies having smaller- and mid-market capitalizations will be important components of the Great America Fund's investment program.  Consequently, under normal market conditions, the Great America Fund limits its investments in large capitalization companies to no more than 25% of its net assets.  For this purpose, the Adviser defines large capitalization companies as the largest 200 companies in the U.S. by market capitalization as calculated and ranked at the end of each calendar quarter by a third-party aggregator of market data, such as
Bloomberg or Reuters.  The Great America Fund generally invests in companies that have attractive balance sheets and high internal rates of return.  The
Adviser believes that investors in the Great America Fund should have a long-term investment horizon of at least three years.

Under normal market circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America
Fund's investment portfolio, the Adviser regularly reviews and adjusts the Great
America Fund's allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes are undervalued and offer the best overall potential for long-term growth of capital.  The Great
America Fund will sell securities in which it has invested based upon the
Adviser's analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security's current market price, business fundamentals relating to the issuer, and developments affecting the issuer's business prospects and risks.

The Great America Fund's investment portfolio is generally composed of at least
30 investment positions, with the 10 largest positions representing not more than 40% of the Great America Fund's net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase.
Principal Investment Risks
The value of the Great America Fund's investments may increase or decrease, which will cause the value of the Great America Fund's shares to increase or decrease.  As a result, you may lose money on your investment in the Great
America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the
Great America Fund's investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of companies having relatively small market capitalizations.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies.
The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a "value style" of investing.  Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow.  If the
Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, "value stocks" can continue to be undervalued by the market for long periods of time.
Performance Information:
The bar chart and performance table below illustrate
the risks and volatility of an investment in the Great America Fund by showing the Great America Fund's performance compared to a broad measure of market performance. The Great America Fund's past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future.
The bar chart shows the annual total returns for the Great America Fund.

Best Quarter: 12.42% in the quarter ended December 31, 2011 Worst Quarter: (17.07)% in the quarter ended September 30, 2011
PERFORMANCE TABLE
The performance table shows how the Great America Fund's average annual return compares with that of its benchmark, the Russell MidCap Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(Average annual total returns for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Motley Fool Great America Fund	Return Before Taxes	0.91%	9.84%	Nov. 01, 2010
Motley Fool Great America Fund After Taxes on Distributions	Return After Taxes on Distributions	0.91%	9.80%	Nov. 01, 2010
Motley Fool Great America Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.60%	8.35%	Nov. 01, 2010
Motley Fool Great America Fund Russell MidCap Index	Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	(1.47%)	6.16%	Nov. 01, 2010